THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%

	Shares	Value
Brazil — 4.7%
Cia de Saneamento de Minas Gerais	60,100	$159,936
Cia Siderurgica Nacional	980,700	8,791,606
Cyrela Brazil Realty Empreendimentos e Participacoes	58,000	231,633
EDP - Energias do Brasil	691,147	2,282,480
Energisa	63,553	518,845
Eternit*	181,300	834,051
Fras-Le	12,793	38,245
Industrias Romi	25,200	110,559
JBS	2,716,076	16,739,987
Kepler Weber	5,600	58,298
Mahle-Metal Leve	40,193	245,792
Marfrig Global Foods	1,653,000	6,236,538
Minerva	612,800	1,051,876
Neoenergia	15,214	50,857
Nova Embrapar Participacoes* (A)	854	—
Petroleo Brasileiro ADR	212,756	2,270,107
Porto Seguro	333,485	3,282,185
Sao Martinho	25,800	160,252
Seara Alimentos* (A)	911	—
Sul America	738,511	4,266,653
Transmissora Alianca de Energia Eletrica	834,472	6,093,212
Vale	82,900	1,746,101

		55,169,213

Chile — 0.0%
Cia Cervecerias Unidas ADR	18,498	393,267

China — 26.3%
360 DigiTech ADR*	228,676	4,859,365
Agile Group Holdings	2,820,592	3,085,133
Agricultural Bank of China, Cl H	16,355,000	5,450,860
Alibaba Group Holding ADR*	185,287	36,166,169
Aluminum Corp of China, Cl H*	2,592,000	1,580,986
Angang Steel, Cl H	128,000	87,462
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	915,332	918,692
Anhui Transport Consulting & Design Institute, Cl A	197,700	251,707
ANTA Sports Products	53,000	1,154,643
Bank of China, Cl H	60,288,196	20,946,466
Bank of Chongqing, Cl H	49,500	29,364
Bank of Communications, Cl H	5,052,236	2,925,572
Baoshan Iron & Steel, Cl A	12,252,915	15,030,759
Beijing Yanjing Brewery, Cl A	1,048,337	1,014,839
Cango ADR	12,691	55,460
Canny Elevator, Cl A	527,400	654,318
Changchun Faway Automobile Components, Cl A	526,377	724,794
Cheetah Mobile ADR*	23,818	48,351
China CAMC Engineering, Cl A	149,500	144,723
China Citic Bank, Cl H	5,716,342	2,559,836
China Construction Bank, Cl H	37,207,715	25,950,576

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
China COSCO Holdings, Cl H*	3,931,850	$5,919,670
China Design Group, Cl A	903,785	984,094
China Everbright Bank, Cl H	288,191	98,275
China Petroleum & Chemical, Cl H	16,160,000	7,402,971
China Railway Group, Cl H	4,723,951	2,188,379
China Shenhua Energy, Cl H	1,550,500	2,932,944
China South Publishing & Media Group, Cl A	1,622,800	2,086,216
China Sports International* (A)	670,000	—
Chinese Universe Publishing and Media Group, Cl A	1,851,311	3,085,375
Dare Power Dekor Home, Cl A	1,059,500	1,951,188
Ecovacs Robotics, Cl A	388,168	10,280,924
Edan Instruments, Cl A	75,600	153,980
Fangda Special Steel Technology, Cl A	900,198	1,068,029
FinVolution Group ADR	21,097	137,764
G-bits Network Technology Xiamen, Cl A	9,700	662,142
Gemdale Properties & Investment	1,694,000	183,108
Greenland Holdings, Cl A	8,905,809	5,959,000
Guangxi Liugong Machinery, Cl A	1,102,605	1,246,692
Haitian International Holdings	82,000	300,200
Huayu Automotive Systems, Cl A	1,081,880	3,235,770
Hunan Valin Steel, Cl A	4,487,384	5,344,855
Industrial & Commercial Bank of China, Cl H	9,576,607	5,323,658
Jiangsu Guotai International Group, Cl A	1,187,970	2,209,860
Jiangsu Zhongtian Technology, Cl A	699,300	823,177
KingClean Electric, Cl A	398,798	1,841,328
Leju Holdings ADR*	10,122	16,094
Lonking Holdings	718,189	223,650
Metallurgical Corp of China, Cl H	5,801,368	1,769,267
Niu Technologies ADR*	75,966	1,944,730
Noah Holdings ADR*	10,815	417,459
Offshore Oil Engineering, Cl A	1,117,700	713,245
PetroChina, Cl H	38,566,000	16,079,196
Powerlong Real Estate Holdings	98,000	66,333
Qudian ADR*	256,604	464,453
Rainbow Department Store, Cl A	1,570,338	1,430,167
SAIC Motor, Cl A	1,652,099	4,693,012
Sansteel Minguang Fujian, Cl A	546,400	752,365
Shandong Publishing & Media, Cl A	284,800	231,588
Shanghai Baolong Automotive, Cl A	80,064	434,652
Shanghai Construction Group, Cl A	225,244	93,150
Shanghai Fengyuzhu Culture and Technology, Cl A	557,565	1,343,759
Shanxi Taigang Stainless Steel, Cl A	1,510,600	2,393,544
Shenzhen Kingdom Sci-Tech, Cl A	157,600	311,719
Shui On Land*	1,061,000	169,298
Sinopec Shanghai Petrochemical, Cl H	1,984,000	413,591
Sinotrans, Cl H	795,000	293,605
Sinotruk Hong Kong	3,437,148	5,882,536
Sohu.com ADR*	23,843	473,760
Suzhou Gold Mantis Construction Decoration, Cl A	297,000	314,191
TCL Electronics Holdings	1,694,000	863,224

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Tencent Holdings	547,600	$33,753,100
Tianneng Power International	1,393,013	2,667,306
Tingyi Cayman Islands Holding	1,508,000	2,716,715
Vipshop Holdings ADR*	439,463	7,308,270
Weibo ADR*	49,309	2,781,028
Weichai Power, Cl H	4,737,000	10,362,559
Weiqiao Textile, Cl H	719,519	226,842
Wuhan Department Store Group, Cl A	496,400	808,073
Wuxi Boton Technology	161,100	350,830
XCMG Construction Machinery, Cl A	1,972,700	1,781,336
Xiamen Comfort Science & Technology Group, Cl A	350,700	863,673
Xinhua Winshare Publishing and Media, Cl H	452,412	292,831
Xinyu Iron & Steel, Cl A	8,713,500	10,594,454
Xinyuan Real Estate ADR	8,225	17,108
Yonggao, Cl A	325,800	290,663
Zhejiang Meida Industrial, Cl A	40,400	93,674
Zhejiang Semir Garment, Cl A	1,715,197	2,584,896
Zhejiang Weixing New Building Materials, Cl A	117,700	348,380
Zhongsheng Group Holdings	62,500	574,239

		309,264,239

Colombia — 0.0%
Cementos Argos	60,541	87,346

Czech Republic — 0.1%
Komercni banka as*	25,246	938,262
Philip Morris CR	56	37,822

		976,084

Greece — 0.0%
Cairo Mezz*	11,041	1,530
Fourlis Holdings*	9,613	47,552
Motor Oil Hellas Corinth Refineries	8,460	136,084
Tsakos Energy Navigation	1,146	9,111

		194,277

Hong Kong — 6.0%
Asia Cement China Holdings	1,528,561	1,038,559
Cabbeen Fashion	136,606	68,732
Chaowei Power Holdings	307,000	152,095
China BlueChemical	666,000	209,969
China Coal Energy, Cl H	11,986,645	7,203,262
China Foods	343,556	111,407
China Harmony Auto Holding	436,434	203,302
China High Speed Transmission Equipment Group*	1,238,314	768,055
China Hongqiao Group	4,156,500	5,509,088
China International Marine Containers Group, Cl H	528,800	1,058,805
China National Building Material, Cl H	2,265,215	2,448,519
China Oriental Group	270,000	86,512
China Risun Group	400,000	255,818
China Taiping Insurance Holdings	1,085,979	1,526,015
China Tian Lun Gas Holdings	182,776	186,747

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
China XLX Fertiliser	129,000	$68,890
China Yongda Automobiles Services Holdings	1,630,500	3,038,114
Chinasoft International	204,000	365,413
Chongqing Machinery & Electric, Cl H	466,000	29,683
CIMC Enric Holdings	492,000	475,466
CITIC	6,469,000	6,992,479
Consun Pharmaceutical Group	118,000	69,848
CPMC Holdings	260,000	147,211
Dawnrays Pharmaceutical Holdings	164,000	37,565
Digital China Holdings	78,000	44,665
Dongyue Group	369,000	773,978
EEKA Fashion Holdings	66,797	90,253
EVA Precision Industrial Holdings*	308,000	38,049
FriendTimes	874,000	230,558
Fufeng Group	462,755	148,274
Goodbaby International Holdings*	646,206	149,678
Hebei Construction Group, Cl H	154,500	41,552
Hisense Home Appliances Group, Cl H	82,361	95,809
IGG	451,000	511,870
JNBY Design	396,083	830,785
Joy City Property	780,000	42,658
Ju Teng International Holdings	104,000	20,877
Kingboard Laminates Holdings	495,000	989,854
Launch Tech, Cl H*	58,000	30,227
Lee & Man Paper Manufacturing	121,000	90,308
Lenovo Group	10,712,000	9,979,846
Li Ning	1,186,000	12,499,231
Maoye International Holdings*	286,000	11,777
NetDragon Websoft	386,000	901,030
Newborn Town*	2,291,746	1,498,114
Nexteer Automotive Group	1,874,000	2,334,316
Nine Dragons Paper Holdings	620,134	781,237
Pou Sheng International Holdings*	1,916,000	382,157
Renrui Human Resources Technology Holdings	13,400	17,554
Shandong Chenming Paper Holdings, Cl H	314,675	170,070
Shenzhen Investment	382,000	107,161
Sinopec Engineering Group, Cl H	1,555,500	886,724
Skyworth Group*	5,825,486	1,596,711
Tong Ren Tang Technologies, Cl H	114,000	84,057
Tongcheng-Elong Holdings*	41,200	92,779
Tongda Group Holdings	1,080,000	40,998
Uni-President China Holdings	647,000	649,402
Wasion Holdings	188,000	59,512
West China Cement	2,626,000	391,983
Yuexiu Property	663,535	617,329
Zoomlion Heavy Industry Science and Technology	737,600	634,033

		69,916,970

Hungary — 1.9%
MOL Hungarian Oil & Gas*	213,008	1,697,546
OTP Bank Nyrt*	352,863	19,031,306

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hungary — (continued)
Richter Gedeon Nyrt	36,805	$1,010,168

		21,739,020

India — 6.9%
Action Construction Equipment	62,847	217,935
Andhra Sugars	6,433	48,575
Apar Industries	10,566	92,178
Arvind*	195,024	272,559
Bajaj Consumer Care	160,519	615,199
Blue Star	15,221	172,419
Carborundum Universal	22,676	205,064
Ceat	3,931	71,676
Century Enka	3,664	23,821
Cyient	63,035	835,808
DB	25,405	31,631
DCB Bank*	17,884	25,234
Dhampur Sugar Mills	90,153	430,866
Dhunseri Ventures	11,142	46,820
Emami	81,142	609,369
Equitas Holdings	132,225	228,948
Exide Industries	69,262	166,279
Finolex Industries*	117,523	279,534
Gabriel India	99,712	186,788
GHCL	66,338	332,559
Glenmark Pharmaceuticals	518,009	4,228,510
GNA Axles*	12,658	110,735
Grasim Industries	75,459	1,573,115
Greenpanel Industries*	75,104	254,939
Grindwell Norton	5,940	99,946
Gujarat Ambuja Exports*	18,113	47,245
Gujarat Narmada Valley Fertilizers & Chemicals	42,815	221,339
HCL Technologies	1,222,155	16,833,270
Hero MotoCorp	20,861	774,645
HIL	1,691	145,326
Hindustan Petroleum	66,551	233,552
HSIL	12,676	42,458
IFB Industries*	4,789	64,165
Indian Oil	1,744,541	2,418,187
ITD Cementation India	38,041	43,810
J Kumar Infraprojects	4,755	14,096
Jagran Prakashan*	108,736	98,120
Jindal Saw	32,265	60,311
Jindal Stainless*	86,643	188,970
JK Lakshmi Cement	25,794	239,846
JK Tyre & Industries	169,881	338,781
JMC Projects India	44,175	74,471
Kalyani Steels	2,284	13,698
Karnataka Bank	615,821	500,668
Kirloskar Brothers	30,179	174,285
Kirloskar Oil Engines	38,551	128,659
KPIT Technologies*	153,050	579,478

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
KPR Mill	1,789	$45,269
KSB	22,399	348,890
LG Balakrishnan & Bros*	29,823	206,795
Lumax Auto Technologies	3,097	6,990
Mahindra CIE Automotive*	54,249	196,285
Mindtree	91,861	3,536,923
Motilal Oswal Financial Services	29,514	374,046
National Aluminium	767,250	964,024
Nava Bharat Ventures*	88,633	147,990
Newgen Software Technologies	14,545	118,066
NIIT	104,817	456,228
NMDC	248,305	604,621
NRB Bearings*	62,511	117,562
Nucleus Software Exports	21,668	197,535
Oil & Natural Gas	1,933,856	2,996,353
Oracle Financial Services Software	11,843	686,795
Orient Cement	120,905	259,552
Page Industries	1,925	814,910
Polyplex	20,997	425,273
Prince Pipes & Fittings*	22,542	207,426
PTC India	321,599	435,411
Raymond	34,874	206,530
Redington India	332,798	1,463,524
Repco Home Finance	25,178	114,869
Rupa	83,939	585,932
Savita Oil Technologies*	658	13,072
Schaeffler India	1,411	130,137
Shakti Pumps India*	14,478	149,693
Siyaram Silk Mills	24,505	135,113
SMC Global Securities	1,350	1,639
Somany Ceramics	9,439	89,830
Sonata Software	18,702	194,120
Steel Authority of India	1,038,597	1,982,567
Supreme Industries	21,010	592,933
Swaraj Engines	1,195	28,969
Tata Steel	232,844	4,487,914
Tech Mahindra	302,488	4,916,675
Time Technoplast	122,412	135,301
Transport Corp of India	16,186	91,713
TVS Srichakra*	798	23,220
Vardhman Textiles*	16,087	412,827
Visaka Industries	20,755	228,427
VRL Logistics	37,577	153,585
Welspun India	39,758	71,299
Wipro	1,995,824	15,747,471
WNS Holdings ADR*	8,160	671,894
Zensar Technologies	43,854	245,097

		80,417,182

Indonesia — 0.0%
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,183,000	100,202

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Bank Tabungan Negara Persero*	2,068,600	$188,087
Gajah Tunggal*	1,989,100	107,277
Panin Financial *	1,633,200	20,440

		416,006

Luxembourg — 0.4%
Ternium ADR	86,093	4,187,564

Malaysia — 0.3%
Aeon M	173,600	53,479
Bermaz Auto	265,900	95,145
Freight Management Holdings	317,600	48,919
George Kent Malaysia	86,400	14,332
Hartalega Holdings	236,600	394,707
InNature	148,800	21,685
Kossan Rubber Industries	671,600	550,648
KSL Holdings*	376,483	54,421
Magni-Tech Industries	67,900	35,076
Malaysian Pacific Industries	12,569	132,540
MMC	800	332
Poh Huat Resources Holdings	168,300	53,840
Public Bank	1,387,000	1,308,118
Sime Darby	622,800	317,303
UMW Holdings	66,100	45,268

		3,125,813

Mexico — 0.1%
Cemex ADR	17,377	141,275
Consorcio ARA	62,788	14,888
Gentera*	51,056	29,701
Grupo Financiero Banorte, Cl O	76,435	494,483
Grupo Financiero Inbursa, Cl O *	709,062	682,836

		1,363,183

Peru — 0.8%
Southern Copper	139,673	9,168,136

Philippines — 0.0%
First Gen	61,700	35,797
LT Group	790,000	154,412
SSI Group *	187,472	4,313

		194,522

Poland — 0.9%
Asseco Poland	26,595	553,645
Bank Handlowy w Warszawie	1,366	16,062
Bank Pekao	50,673	1,237,986
Budimex	6,169	467,579
Dom Development	785	28,527
Enea*	49,203	109,262
Famur*	134,116	76,936
Grupa Azoty*	19,271	149,666

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
Grupa Kety	442	$79,738
Grupa Lotos	31,256	430,810
ING Bank Slaski*	3,031	150,271
Inter Cars	148	15,751
KGHM Polska Miedz	22,255	1,124,159
KRUK	3,116	245,074
LiveChat Software	7,361	245,717
mBank*	2,882	239,986
Neuca	54	12,335
Orange Polska*	76,034	151,180
PGE Polska Grupa Energetyczna*	55,294	124,582
PKP Cargo*	6,560	32,353
Polskie Gornictwo Naftowe i Gazownictwo	651,208	1,062,555
Powszechna Kasa Oszczednosci Bank Polski*	101,022	992,258
Powszechny Zaklad Ubezpieczen	85,100	830,567
Santander Bank Polska*	15,845	1,054,140
Tauron Polska Energia*	38,588	32,553
TEN Square Games	7,810	1,107,895
Unimot	1,466	17,276
Warsaw Stock Exchange	3,380	38,165
Wirtualna Polska Holding	208	6,619

		10,633,647

Qatar — 0.0%
Doha Bank QPSC	113,952	92,289

Russia — 1.5%
Globaltrans Investment GDR	86,953	683,451
Novolipetsk Steel PJSC GDR	151,085	5,300,062
Sberbank of Russia PJSC ADR	447,493	7,450,758
Tatneft PJSC ADR	93,385	3,723,260
VEON ADR *	191,787	335,627

		17,493,158

Saudi Arabia — 5.8%
Al Hammadi for Development and Investment	4,362	46,716
Al Rajhi Bank	676,994	20,036,685
Aldrees Petroleum and Transport Services	8,235	149,431
Arabian Cement	19,591	243,372
Astra Industrial Group	20,464	257,923
Baazeem Trading	33,769	1,323,604
Bank AlBilad*	32,518	318,088
Bawan	106,128	1,126,853
Dallah Healthcare	7,127	146,230
Dr Sulaiman Al Habib Medical Services Group	5,367	245,186
Jarir Marketing	2,524	135,494
Middle East Specialized Cables*	115,966	787,844
National Industrialization*	144,864	836,219
Rabigh Refining & Petrochemical*	1,309,517	9,071,909
Saudi Basic Industries	401,512	12,949,914
Saudi Ceramic*	236,078	3,899,911

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Saudi Electricity	109,596	$757,074
Saudi For Hardware CJSC	68,823	1,311,872
Saudi Industrial Investment Group	161,365	1,589,026
Saudi Investment Bank	96,578	444,584
Saudi Kayan Petrochemical*	1,080,890	5,583,251
United Electronics	109,643	3,963,923
United International Transportation	171,368	2,204,902
Yanbu National Petrochemical	50,648	925,071

		68,355,082

Singapore — 0.0%
Riverstone Holdings	512,200	457,406

South Africa — 3.2%
Aeci	12,001	82,018
African Rainbow Minerals	62,940	1,284,210
Anglo American Platinum	20,417	2,671,988
Blue Label Telecoms*	67,535	20,973
Cashbuild	3,040	55,193
FirstRand	2,045,121	7,587,938
Foschini Group	20,716	219,090
Hudaco Industries	688	6,011
Kumba Iron Ore	299,268	15,892,124
Lewis Group	21,364	56,140
MiX Telematics ADR	2,797	37,368
Motus Holdings	209,557	1,217,472
Mr Price Group	14,245	211,955
Ninety One	2,060	6,364
Omnia Holdings*	8,432	32,062
Standard Bank Group	683,225	5,761,450
Telkom *	863,490	2,497,719

		37,640,075

South Korea — 17.4%
AfreecaTV	1,886	217,089
BNK Financial Group	95,862	645,886
Cheil Worldwide	33,384	702,363
CJ	26,074	2,221,475
CNTUS SUNGJIN	6,220	110,313
Creas F&C	927	33,486
Daesang Holdings	7,569	73,371
Daishin Securities	3,951	61,485
DGB Financial Group	85,975	706,337
Dongyang E&P	4,304	68,288
DRB Holding	4,165	26,686
DY POWER	2,434	35,550
GOLFZON	2,940	384,417
Hana Financial Group	610,460	23,059,758
Handsome	2,901	98,991
Hankook Tire & Technology	26,834	1,127,950
Hanwha	177,601	4,608,902

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Hanwha Aerospace	9,766	$439,799
Hanwha Life Insurance	400,279	1,181,436
Hyosung	1,565	166,670
Hyosung TNC	2,925	2,260,661
Hyundai Construction Equipment*	7,262	356,708
Hyundai Department Store	51,700	3,595,740
Hyundai Engineering & Construction	54,243	2,579,519
Hyundai Mobis	30,384	7,039,631
JB Financial Group	28,979	194,999
JoyCity*	13,141	133,666
KB Financial Group	17,047	760,279
KCC	1,487	458,930
Kia Motors	303,198	22,036,386
Kolon	7,102	188,625
Korea Business News	20,334	144,782
Korea Investment Holdings	11,761	980,552
KT	428,104	12,579,800
KT Skylife	13,805	130,819
LF	8,581	137,639
LG	7,485	612,986
LG Display*	215,448	4,130,083
LG Electronics	176,921	24,225,219
LG Hausys	2,219	192,722
LG Innotek	13,070	2,579,344
LG International	9,385	252,116
LG Uplus	337,844	4,273,532
Lotte	28,222	926,217
LOTTE Himart	36,859	1,140,779
LS	1,916	121,098
LS Industrial Systems	3,187	179,819
Mgame*	25,259	219,376
NH Investment & Securities	13,428	148,259
NHN*	22,465	1,507,758
Pyeong Hwa Automotive	4,934	46,756
Samchuly Bicycle	3,380	36,584
Samsung Card	4,579	139,331
Samsung Electronics	889,734	60,720,816
Samsung Engineering*	32,520	660,154
SAVEZONE I&C CORP	11,048	34,338
Shinhan Financial Group	47,262	1,608,613
Shinsegae	20,304	4,695,383
Shinsegae International	2,976	501,929
S-Oil	11,402	974,411
Tongyang Life Insurance	5,817	27,157
Value Added Technology	2,673	83,658
Wemade	2,643	129,824
Woongjin Thinkbig	79,482	282,963
Woori Financial Group	359,990	3,395,689
Youngone	18,256	632,472

		204,028,374

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — 19.1%
Acer	599,000	$582,614
Advanced Analog Technology*	22,000	76,782
Alltek Technology*	77,000	84,255
ASE Technology Holding	387,000	1,695,244
ASolid Technology*	55,000	320,579
ASROCK	91,000	548,311
Asustek Computer	726,000	9,112,319
Brightek Optoelectronic*	7,000	11,965
Cheng Shin Rubber Industry*	1,711,000	2,637,014
Chicony Electronics	19,000	54,693
Chicony Power Technology	38,000	94,304
China Ecotek	37,000	53,849
ChipMOS Technologies	479,000	912,952
Compal Electronics	1,119,000	864,309
DA CIN Construction	236,000	253,174
Dimerco Express	66,000	239,549
Elan Microelectronics	96,000	621,348
E-LIFE MALL	5,000	14,822
Evergreen Marine Taiwan*	1,989,000	9,388,450
First Insurance*	95,000	44,332
FocalTech Systems	345,000	3,411,139
Fubon Financial Holding	4,326,520	11,603,397
Gigabyte Technology	406,000	1,451,815
Global Brands Manufacture	243,000	308,040
Goldtek Technology	7,615	28,184
Himax Technologies ADR	103,737	1,418,085
Hon Hai Precision Industry	6,487,648	25,519,087
Innolux	7,588,000	5,046,909
International Games System	44,000	1,368,854
Lite-On Technology	1,545,061	3,541,513
Macroblock*	132,000	738,709
MediaTek	668,000	21,737,172
Mercuries Life Insurance*	3,288	1,087
Micro-Star International	380,000	2,011,085
Nantex Industry	101,000	444,234
Niko Semiconductor*	342,000	1,008,940
Novatek Microelectronics	628,000	11,475,344
PChome Online	207,000	973,377
Phison Electronics	35,000	595,745
Pou Chen	1,983,000	2,503,125
Quanta Computer	960,000	2,653,603
Radiant Opto-Electronics	222,000	837,511
Realtek Semiconductor	850,000	17,872,340
Senao International	73,000	83,272
Silicon Motion Technology ADR	5,057	379,224
SIM Technology Group*	260,000	27,427
Simplo Technology	197,000	2,599,428
Sinmag Equipment	14,000	55,319
Star Comgistic Capital	342,000	309,408
Sunplus Innovation Technology	20,000	150,903

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Taiwan Semiconductor Manufacturing	2,404,000	$49,859,467
TPK Holding	207,000	317,551
Ubright Optronics	8,000	11,357
Union Insurance	44,500	33,019
United Microelectronics	6,788,000	14,029,909
United Orthopedic	36,000	43,962
Wan Hai Lines*	37,000	295,709
Wistron	623,000	618,210
Yang Ming Marine Transport*	452,000	1,891,078
Yuanta Financial Holding	10,887,520	9,888,897

		224,754,300

Thailand — 0.2%
Index Livingmall NVDR	97,000	38,366
Kasikornbank NVDR	343,100	1,075,205
Sri Trang Agro-Industry NVDR	790,700	908,160
Sri Trang Gloves Thailand NVDR	286,100	326,424

		2,348,155

Turkey — 0.3%
Arcelik	291,964	1,144,155
Dogus Otomotiv Servis ve Ticaret	36,609	111,052
Ford Otomotiv Sanayi	7,766	159,265
KOC Holding	119,939	292,659
Logo Yazilim Sanayi Ve Ticaret	35,536	152,586
Tofas Turk Otomobil Fabrikasi	249,445	970,426
Turk Telekomunikasyon	86,106	66,628
Turk Traktor ve Ziraat Makineleri	2,873	57,692
Vestel Beyaz Esya Sanayi ve Ticaret	13,137	72,498
Yatas Yatak ve Yorgan Sanayi ve Ticaret	63,568	99,962

		3,126,923

United States — 0.0%
Safe Bulkers*	51,812	173,052
Viomi Technology ADR*	9,917	55,337
Vista Oil & Gas ADR *	6,437	30,640

		259,029

TOTAL COMMON STOCK (Cost $835,007,932)
		1,125,801,260

PREFERRED STOCK(B) — 3.5%

	Shares	Value

Brazil — 3.5%
Banco do Estado do Rio Grande do Sul	56,855	132,306
Braskem, Cl A*	58,900	653,094
Cia de Transmissao de Energia Eletrica Paulista	16,909	78,794
Cia Energetica de Minas Gerais	900,671	2,068,262
Cia Paranaense de Energia, Cl B	1,571,400	1,840,453
Gerdau	2,283,252	13,568,214
Metalurgica Gerdau, Cl A	1,250,100	3,420,328
Noxville Investimentos* (A)	455	—

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

PREFERRED STOCK(B) — continued

	Shares	Value

Brazil — (continued)
Petroleo Brasileiro	3,141,600	$16,250,123
Uniao de Industrias Petroquimicas	17,000	301,239
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	2,341,091

		40,653,904

South Korea — 0.0%
CJ	9,029	669,571

TOTAL PREFERRED STOCK
(Cost $31,666,554)		41,323,475

TOTAL INVESTMENTS— 99.4%

(Cost $866,674,486)		$1,167,124,735

Percentages are based on Net Assets of $1,174,616,739.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2021 (Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of July 31, 2021 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$55,169,213	$—	$—	$55,169,213
Chile	393,267	—	—	393,267
China	309,264,239	—	—	309,264,239
Colombia	87,346	—	—	87,346
Czech Republic	976,084	—	—	976,084
Greece	194,277	—	—	194,277
Hong Kong	69,916,970	—	—	69,916,970
Hungary	21,739,020	—	—	21,739,020
India	80,417,182	—	—	80,417,182
Indonesia	416,006	—	—	416,006
Luxembourg	4,187,564	—	—	4,187,564
Malaysia	3,125,813	—	—	3,125,813
Mexico	1,363,183	—	—	1,363,183
Peru	9,168,136	—	—	9,168,136
Philippines	194,522	—	—	194,522
Poland	10,633,647	—	—	10,633,647
Qatar	—	92,289	—	92,289
Russia	17,493,158	—	—	17,493,158
Saudi Arabia	2,248,675	66,106,407	—	68,355,082
Singapore	457,406	—	—	457,406
South Africa	37,640,075	—	—	37,640,075
South Korea	204,028,374	—	—	204,028,374
Taiwan	224,754,300	—	—	224,754,300
Thailand	2,348,155	—	—	2,348,155
Turkey	$3,126,923	$—	$—	$3,126,923
United States	259,029	—	—	259,029

Total Common Stock	1,059,602,564	66,198,696	—	1,125,801,260

Preferred Stock
Brazil	40,653,904	—	—	40,653,904
South Korea	669,571	—	—	669,571

Total Preferred Stock	41,323,475	—	—	41,323,475

Total Investments in Securities	$1,100,926,039	$66,198,696	$—	$1,167,124,735

†   A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the value is $0 or has been rounded to $0.
As of July 31, 2021, there were no transfers in or out of Level 3.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2900